Basic And Diluted Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Basic And Diluted Earnings Per Share Attributable to the Shareholders
The calculation of the basic and diluted earnings per share attributable to the shareholders of the Group is based on the following data:

	2021	2020	2019
	S$’000	S$’000	S$’000
Earnings
Earnings for the purposes of basic and diluted earnings per share (profit for the year attributable to owners of the Group)	103,841	86,093	73,535

	2021	2020	2019
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	128,803,824	123,500,000	123,500,000
Effect of dilutive potential ordinary shares:
Effect of vesting of employee share awards	26,310	—	—
Weighted average number of ordinary shares for the purposes of diluted earnings per share	128,830,134	123,500,000	123,500,000

	2021	2020	2019
	S$	S$	S$
Basic earnings per share	0.81	0.70	0.60
Diluted earnings per share	0.81	0.70	0.60